Goodwill and other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill.
Goodwill, at cost, beginning balance		$ 7,287
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance	10,226	7,269
Goodwill acquired during the year	525	2,895	3,261
Goodwill allocated to disposals	(11)
Exchange rate differences	(70)	62
Goodwill at the closing balance	10,670	10,226	7,269
Goodwill, at cost, ending balance			7,287
Thomas & Betts
Goodwill.
Goodwill at the closing balance		2,649
Discrete Automation and Motion
Goodwill.
Goodwill, at cost, beginning balance		3,293
Goodwill at the opening balance	3,420	3,293
Goodwill acquired during the year	485	112
Goodwill allocated to disposals	(9)
Exchange rate differences	18	15
Goodwill at the closing balance	3,914	3,420
Low Voltage Products
Goodwill.
Goodwill, at cost, beginning balance		407
Goodwill at the opening balance	3,147	407
Goodwill acquired during the year	(45)	2,723
Exchange rate differences	(43)	17
Goodwill at the closing balance	3,059	3,147
Low Voltage Products | Thomas & Betts
Goodwill.
Goodwill acquired during the year		2,723
Process Automation
Goodwill.
Goodwill, at cost, beginning balance		1,130
Goodwill at the opening balance	1,140	1,130
Goodwill acquired during the year	85	(1)
Goodwill allocated to disposals	(2)
Exchange rate differences	6	11
Goodwill at the closing balance	1,229	1,140
Power Products
Goodwill.
Goodwill, at cost, beginning balance		712
Goodwill at the opening balance	734	712
Goodwill acquired during the year		17
Exchange rate differences	2	5
Goodwill at the closing balance	736	734
Power Systems
Goodwill.
Goodwill, at cost, beginning balance		1,705
Goodwill at the opening balance	1,762	1,705
Goodwill acquired during the year		44
Exchange rate differences	(53)	13
Goodwill at the closing balance	1,709	1,762
Corporate and Other
Goodwill.
Goodwill, at cost, beginning balance		40
Accumulated impairment charges, beginning balance			(18)
Goodwill at the opening balance		22
Exchange rate differences		1
Goodwill at the closing balance	$ 23	$ 23